Inventories	3 Months Ended	12 Months Ended
	Jun. 30, 2011	Mar. 31, 2011
Notes to Financial Statements
Inventories

NOTE 3 - INVENTORIES

Inventories consisted of the following:

	June 30, 2011	March 31, 2010
Raw Materials	$19,678	$21,237
Finished Goods	336,345	333,885
Subtotal	356,023	355,122
Less: reserve for obsolescence	(50,643)	(50,643)
Total Inventories, net of reserve	$305,380	$304,479

NOTE 4 - INVENTORIES

Inventories consisted of the following at March 31, 2011 and 2010:

	2011	2010
Raw Materials	$21,237	$86,616
Finished Goods	333,885	62,398
Subtotal	355,122	149,014
Less: reserve for obsolescence	(50,643)	-
Total Inventories	$304,479	$149,014